Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2021
Related Party Transactions
Schedule of company's senior management
Name	Date of birth	Position	In the position since
Alejandro G. Elsztain	03/31/1966	Chief Executive Officer	2002
Daniel R. Elsztain	12/22/1972	Chief Operating Officer	2011
Matias Gaivironsky	02/23/1976	Chief Financial and Administrative Officer	2011
Arnaldo Jawerbaum	08/13/1966	Chief Commercial Officer	2020
Jorge Cruces	11/07/1966	Chief Investment Officer	2020

Schedule of balances with related parties
Item	06.30.21	06.30.20
Trade and other receivables	8,322	7,250
Investments in financial assets	7,302	8,367
Trade and other payables	(504)	(2,246)
Borrowings	(350)	-
Leases liabilities	(6)	-
Total	14,764	13,371

Related parties	06.30.21	06.30.20	Description of transaction
IRSA Inversiones y Representaciones Sociedad Anónima (IRSA)	(142)	(1,660)	Received advances
	5,060	4,776	Non-convertible notes
	7,905	3,925	Loans granted
	-	213	Other receivables
	50	85	Corporate services
	12	19	Equity incentive plan
	6	15	Reimbursement of expenses
	1	-	Averaging
	(253)	-	Borrowings
	10	15	Leases and/or rights to use space
	-	(1)	Reimbursement of expenses to pay
	(15)	(22)	Equity incentive plan to pay
	2	-	Lease collections
Total direct parent company	12,636	7,365
Cresud S.A.CI.F. y A.	2,242	2,375	Non-convertible notes
	(3)	(4)	Equity incentive plan to pay
	7	2	Leases and/or rights to use space
	(28)	(2)	Reimbursement of expenses to pay
	(141)	(273)	Corporate services to pay
Total direct parent company of IRSA	2,077	2,098
La Rural S.A.	204	306	Dividends
	-	7	Leases and/or rights to use space
	(14	-	Leases and/or rights to use space to pay
	73	110	Loans granted
Other associates and joint ventures	(6)	-	Leases liabilities
	2	2	Reimbursement of expenses
	5	-	Borrowings
	4	13	Management fee
	1	-	Lease collections
	(2	(1)	Leases and/or rights to use space to pay
Total associates and joint ventures	267	437
Directors	(107)	(190)	Fees
Total Directors	(107)	(190)
IRSA International LLC	-	405	Loans granted
	(29)	-	Other payables
Epsilon Opportunities LP	-	1,216	Mutual funds
Tyrus S.A.	-	2,091	Loans granted
Centro Comercial Panamericano S.A.	-	(54)	Other payables
Helmir S.A.	(32)	-	Borrowings
OFC S.R.L.	1	1	Other receivables
	(20)	(31)	Other payables
Others	16	10	Reimbursement of expenses
	5	10	Leases and/or rights to use space
	(2)	(5)	Other payables
	18	21	Other receivables
	(65)	-	Borrowings
	-	(2)	Reimbursement of expenses to pay
	(1)	(1)	Legal services
Total others	(109)	3,661
Total at the end of the year	14,764	13,371

Schedule of results with related parties
Related parties	06.30.21	06.30.20	06.30.19	Description of transaction
IRSA Inversiones y Representaciones Sociedad Anónima (IRSA)	63	96	128	Corporate services
	356	781	22	Financial operations
	5	1	16	Leases and/or rights to use space
	-	-	1	Commissions
Total direct parent company	424	878	167
Cresud S.A.CI.F. y A.	308	336	57	Financial operations
	28	17	11	Leases and/or rights to use space
	(542)	(531)	(608)	Corporate services
Total direct parent company of IRSA	(206)	(178)	(540)
La Rural S.A.	(15)	-	57	Financial operations
Helmir S.A.	96	-	-	Dividends accrued
TGLT S.A.	-	54	-	Financial operations
Other associates and joint ventures	8	21	-	Fees
	(1)	-	(1)	Financial operations
	(8)	1	-	Leases and/or rights to use space
Total associates and joint ventures	80	76	56
Directors	(743)	(503)	(587)	Fees
Senior Management	(35)	(34)	(37)	Fees
Total Directors	(778)	(537)	(624)
Banco de Crédito y Securitización	78	77	83	Leases and/or rights to use space
BHN Vida S.A.	15	15	17	Leases and/or rights to use space
BHN Seguros Generales S.A.	15	15	17	Leases and/or rights to use space
IRSA Internacional LLC	31	75	-	Financial operations
Tarshop S.A.	-	-	87	Financial operations
	-	-	2	Commissions
Tyrus S.A.	186	-	-	Financial operations
Estudio Zang, Bergel & Viñes	(17)	(28)	(31)	Fees
Others	(16)	8	8	Leases and/or rights to use space
	-	6	-	Fees
	(2)	-	-	Financial operations
Total others	290	168	183
Total at the end of the year	(190)	407	(758)

Schedule of transactions with related parties
Related parties	06.30.21	06.30.20	Description of transaction
Quality Invest S.A.	29	71	Irrevocable contributions granted
Total irrevocable contributions	29	71
Nuevo Puerto Santa Fe	-	58	Dividends received
Total dividends received	-	58
IRSA Inversiones y Representaciones S.A.	10,183	963	Dividends granted
Cresud S.A.	176	18	Dividends granted
E-commerce Latina S.A.	63	14	Dividends granted
Tyrus S.A.	438	-	Dividends granted
Total dividends granted	10,860	995
TGLT S.A.	-	(2,094)	Sale of shares
Total sale of shares	-	(2,094)
TGLT S.A.	-	3,267	Shares purchase
Total shares purchase	-	3,267